Fair Value Measurement - Schedule of Financial Assets Measured at Fair Value (10-K) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant liability			$ 4,189,388
Contingent consideration			605,223
Total			4,794,611
Fair Value, Inputs, Level 1 [Member]
Warrant liability
Contingent consideration
Total
Fair Value, Inputs, Level 2 [Member]
Warrant liability
Contingent consideration
Total
Fair Value, Inputs, Level 3 [Member]
Warrant liability			4,189,388
Contingent consideration			605,223
Total			$ 4,794,611